Mischler Financial Group [Member] Average Annual Total Returns - Mischler Financial Group - Mischler Financial Group Shares	12 Months Ended	49 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.16%	3.76%
Performance Inception Date		Nov. 01, 2021